Share Capital - Roll Forward of Shares Outstanding (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Class of Stock [Line Items]
Common shares - beginning	597,611,787	596,818,436
Common shares - ending3	598,217,549	597,611,787
Ownership, percentage	100.00%	100.00%
Number of shares exercised (in shares)	108,710	294,840
Value of common shares issued		$ 7
Long Term Incentive Plan [Member]
Class of Stock [Line Items]
Common shares issued	188,388	351,789
Number of shares exercised (in shares)		294,840
Value of common shares issued	$ 0	$ 7
Share Grant Plans [Member]
Class of Stock [Line Items]
Common shares issued	417,374	441,562
Public [Member]
Class of Stock [Line Items]
Common shares - beginning	315,199,139	314,405,788
Common shares - ending3	315,804,901	315,199,139
Ownership, percentage	52.80%	52.70%
Public [Member] | Long Term Incentive Plan [Member]
Class of Stock [Line Items]
Common shares issued	188,388	351,789
Public [Member] | Share Grant Plans [Member]
Class of Stock [Line Items]
Common shares issued	417,374	441,562
Province [Member]
Class of Stock [Line Items]
Common shares - beginning	282,412,648	282,412,648
Common shares - ending3	282,412,648	282,412,648
Ownership, percentage	47.20%	47.30%
Province [Member] | Long Term Incentive Plan [Member]
Class of Stock [Line Items]
Common shares issued	0	0
Province [Member] | Share Grant Plans [Member]
Class of Stock [Line Items]
Common shares issued	0	0